Income tax expense	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Income tax expense

27.	Income tax expense

	2026	2025	2024
	USD	USD	USD

Estimated tax payable:
Current financial year	19,623	74,319	-
Over provision for prior years	(13,779)		-

	5,844	74,319	-

Deferred tax (Note 19):
Current financial year	(1,520)	-	-
Under provision in prior years	813	21,243	(7,414)

	5,137	95,562	(7,414)

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	2026	2025	2024
	USD	USD	USD

Loss before tax	(2,081,318)	(2,529,176)	(2,398,575)

Taxation at statutory rate of 24% (2025: 24%; 2024: 24%)	(499,516)	(607,002)	(575,658)
Tax effects of:
Non-taxable income	(181,700)	-	(1,089)
Expenses not deductible	378,399	275,376	500,620
Deferred tax not recognized	320,920	427,188	68,713
Over provision of current tax in prior years	(13,779)	-	-
Under provision of deferred tax in prior years	813	-	-

	5,137	95,562	(7,414)

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	2026	2025	2024
	USD	USD	USD

Temporary differences arising from:
Property, plant and equipment	(567,764)	(562,155)	(779,847)
Right-of-use assets and lease liabilities	20,591	9,521	33,756
Unabsorbed capital allowances	1,215,206	1,002,078	1,066,649
Unutilised tax losses	7,635,552	6,101,027	3,228,133

	8,303,585	6,550,471	3,548,691

27.	Income tax expense (Cont’d)

At the end of the reporting period, the Group has deductible temporary differences, unabsorbed capital allowances and unutilised tax losses that are available for offsetting against future taxable profits, subject to the agreement with the tax authorities.

Pursuant to Section 44(5F) of the Income Tax Act 1967, the unutilised tax losses of the Group for the Malaysian entities are expected to be disregarded by the end of the following Year of Assessment.

Expiry date of the unutilised tax losses is summarised below:

	2026	2025	2024
	USD	USD	USD

Year of assessment:
2028	-	-	231,643
2029	23,507	22,103	229,885
2030	314,916	296,113	594,916
2031	601,069	565,723	1,070,286
2032	701,958	660,046	592,259
2033	826,367	777,027	509,144
2034	1,958,729	2,097,388	-
2035	1,789,409	1,682,627	-
2036	1,419,597	-	-
	7,635,552	6,101,027	3,228,133